Personnel expenses and employee information - Personnel Expenses for All Payroll Employees (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Compensation Related Costs [Abstract]
Wages and salaries	€ 3,502.5	€ 2,842.7	€ 2,519.6
Social security expenses	300.7	249.8	208.1
Pension and retirement expenses	255.9	229.2	182.6
Share-based compensation expense	68.9	117.5	53.9
Personnel expenses	€ 4,128.0	€ 3,439.2	€ 2,964.2